Note 20 - Stock Options - Schedule of Assumptions Used In Calculating the Fair Value of Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted-average fair value of options granted (in dollars per share)	$ 6.95	$ 11.19	$ 4.83
Average dividend yield	3.64%	2.23%	2.93%
Expected volatility	40.00%	40.00%	40.00%
Risk-free interest rate	2.90%	1.00%	0.49%
Expected term (years) (Year)	7 years	7 years	7 years
Shares Granted (in shares)	35,966	21,958	63,858
Exercise Price (in dollars per share)	$ 23.10	$ 34.60	$ 16.77